Investment Objectives and Goals - MP63 Fund	Jun. 26, 2026
Prospectus [Line Items]
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The MP 63 Fund seeks long-term capital appreciation.